Supplementary Information On Oil And Gas Exploration And Production Activities (Unaudited) - Additional Information (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2019 MXN ($) MMBbls Bcf bbl	Dec. 31, 2018 MXN ($) MMBbls Bcf	Dec. 31, 2017
Disclosure of detailed information about property, plant and equipment [abstract]
Exploration costs for geological and geophysical studies | $	$ 10,663,334	$ 15,510,327
Estimated reserves percentage	96.50%
Remaining estimated reserve percentage	3.50%
Percenatge of developed and undeveloped reserves	3.00%
Developed and undeveloped reserves increase decrease | MMBbls	5,960.6	5,786.0
Percenatge of developed reserves	0.10%
Developed reserves increase decrease | MMBbls	3,585.0	3,588
Developed and undeveloped reserves added to offset | MMBbls	687.6
Percenatge of developed and undeveloped dry gas reserves decrease	0.30%
Developed and undeveloped dry gas reserves increase decrease | Bcf	6,351.7	6,370
Percenatge of developed dry gas reserves decrease	6.80%
Developed dry gas reserves increase decrease | Bcf	3,608.5	3,380
Developed and undeveloped dry gas reserves added to offset | Bcf	870.4
Percentage of undeveloped dry gas reserves increase	8.30%
Undeveloped dry gas reserves increase decrease | Bcf	2,743.1	2,990.0
Exploratoroy activity in shallow waters and onshore regions incorporated | MMBbls	115.6
Increase of proved reserves | bbl	1,026.5
Reserve-replacement ratio	120.10%	34.70%
Reserves production ratio of proved reserves, period	8 years 4 months 24 days
Proved reserves after net cash flows discount factor	10.00%	10.00%	10.00%